Company organization and operations	9 Months Ended
Sep. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company organization and operations
1. Company organization and operations:
Aetherion Technologies Inc. (formerly Westport Fuel Systems Inc.) (the “Company” or "Aetherion") was incorporated under the Business Corporations Act (Alberta) on March 20, 1995. On October 15, 2026, the Company changed its name from Westport Fuel Systems Inc. to Aetherion Technologies Inc. The name change did not affect the Company's legal structure, business operations, financial position, or reporting obligations. Aetherion Technologies Inc. is a global clean transportation technology company that develops, manufactures, and supplies fuel delivery, storage, and control systems for heavy duty mobility applications. The Company's technologies support a broad range of alternative fuels, including natural gas, renewable natural gas ("RNG"), and hydrogen, enabling original equipment manufacturers ("OEMs") and commercial transportation operators to improve vehicle performance and efficiency while meeting evolving regulatory requirements. Aetherion's products and systems support the adoption of alternative fuel transportation solutions and the transition toward lower emission mobility.